Right of use assets and related lease liabilities - Future minimum lease payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 700,370
Discounting effect	(124,372)
Prepaid interest expense	(621)
Lease liabilities	575,377	$ 50,700
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Total	78,211
1 - 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Total	278,633
5+ years
Disclosure of finance lease and operating lease by lessee [line items]
Total	$ 343,526